Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Non-current assets
Property, plant and equipment	€ 111,086	€ 115,190	€ 121,705
Intangible assets and goodwill	5,892	5,837	3,927
Equity-method investees	40,220	79	97
Other non-current receivables	4,533	1,402	2,137
Other non-current assets	3,359	2,851	1,323
Deferred tax assets	475	626	1,146
Total non current assets	165,565	125,985	130,335
Current assets
Inventories	84,227	91,077	91,014
Trade receivables	40,967	37,549	40,138
Other current receivables	9,507	12,910	18,237
Other current assets	8,107	7,232	10,243
Current income tax assets	1,986	2,413	1,254
Gains on derivative financial instruments	218	339	223
Cash and cash equivalents	62,131	55,035	64,981
Total current assets	207,143	206,555	226,090
TOTAL ASSETS	372,708	332,540	356,425
EQUITY
Share capital	54,853	54,853	54,853
Reserves	17,198	16,398	24,065
Retained earnings	64,496	31,244	61,636
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	136,547	102,495	140,554
Non-controlling interests	1,634	2,039	3,445
TOTAL EQUITY	138,181	104,534	143,999
Non-current liabilities
Long-term borrowings	10,361	20,877	6,329
Employees' leaving entitlement	17,181	18,820	19,426
Non-current contract liabilities	9,934	2,560	1,652
Provisions	14,502	16,715	13,253
Deferred income for capital grants	13,002	13,771	14,760
Other liabilities	1,119
Deferred tax liabilities	42	320	1,763
Total non current liabilities	66,141	73,063	57,183
Current liabilities
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Current portion of long-term borrowings	10,582	4,840	11,632
Trade payables	77,901	76,035	70,457
Other payables	26,914	27,587	29,407
Current contract liabilities	12,165	12,973	10,647
Provisions	4,476	5,957	5,687
Liabilities for current income tax	880	1,317	1,693
Losses on derivative financial instruments	320	267	1,293
Total current liabilities	168,386	154,943	155,243
TOTAL LIABILITIES	234,527	228,006	212,426
TOTAL EQUITY AND LIABILITIES	€ 372,708	€ 332,540	€ 356,425